Schedule of warrants issued and outstanding (Details)	12 Months Ended
	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding, Average exercise price				$ 8.96
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,329,684	1,452,843	1,329,684	1,452,843	2,405,369	2,405,369	29,318
Warrants outstanding, Average exercise price			$ 8.93	$ 8.96		$ 9.60	$ 448.50
Warrants outstanding, Average remaining contractual life	1 year 7 months 24 days	2 years 5 months 19 days
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,736,296	3,736,296	3,736,296	3,736,296
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 4 months 2 days	2 years 4 months 2 days
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Dec. 20, 2022	Mar. 13, 2022
Number of warrants, outstanding | shares	29,066	123,159	29,066	123,159
Warrants outstanding, Average exercise price			$ 27.00	$ 10.50
Warrants outstanding, Average remaining contractual life	3 months 18 days	6 months 10 days
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 20, 2023	Dec. 20, 2022
Number of warrants, outstanding | shares	27,777	29,066	27,777	29,066
Warrants outstanding, Average exercise price			$ 13.50	$ 27.00
Warrants outstanding, Average remaining contractual life	6 months 18 days	1 year 3 months 18 days
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 30, 2023	Mar. 20, 2023
Number of warrants, outstanding | shares	46,909	27,777	46,909	27,777
Warrants outstanding, Average exercise price			$ 13.50	$ 13.50
Warrants outstanding, Average remaining contractual life	6 months 29 days	1 year 6 months 18 days
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 31, 2023	Mar. 30, 2023
Number of warrants, outstanding | shares	17,222	46,909	17,222	46,909
Warrants outstanding, Average exercise price			$ 13.50	$ 13.50
Warrants outstanding, Average remaining contractual life	6 months 29 days	1 year 6 months 29 days
Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	May 27, 2023	Mar. 31, 2023
Number of warrants, outstanding | shares	130,304	17,222	130,304	17,222
Warrants outstanding, Average exercise price			$ 13.50	$ 13.50
Warrants outstanding, Average remaining contractual life	8 months 26 days	1 year 6 months 29 days
Warrant Six [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 08, 2024	May 27, 2023
Number of warrants, outstanding | shares	445,982	130,304	445,982	130,304
Warrants outstanding, Average exercise price			$ 7.50	$ 13.50
Warrants outstanding, Average remaining contractual life	1 year 10 months 6 days	1 year 8 months 26 days
Warrant Seven [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 25, 2024	Jul. 08, 2024
Number of warrants, outstanding | shares	401,624	445,982	401,624	445,982
Warrants outstanding, Average exercise price			$ 7.50	$ 7.50
Warrants outstanding, Average remaining contractual life	1 year 10 months 24 days	2 years 10 months 6 days
Warrant Eight [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Aug. 08, 2024	Jul. 25, 2024
Number of warrants, outstanding | shares	230,800	401,624	230,800	401,624
Warrants outstanding, Average exercise price			$ 7.50	$ 7.50
Warrants outstanding, Average remaining contractual life	1 year 11 months 8 days	2 years 10 months 24 days
Equity Warrant One [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Nov. 20, 2022	Nov. 20, 2022
Number of warrants, outstanding | shares	224,719	224,719	224,719	224,719
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants outstanding, Average remaining contractual life	2 months 19 days	1 year 2 months 19 days
Equity Warrant Two [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jan. 08, 2024	Jan. 08, 2024
Number of warrants, outstanding | shares	1,868,787	1,868,787	1,868,787	1,868,787
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 4 months 9 days	2 years 4 months 9 days
Equity Warrant Three [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jan. 22, 2024	Jan. 22, 2024
Number of warrants, outstanding | shares	522,898	522,898	522,898	522,898
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 4 months 20 days	2 years 4 months 20 days
Equity Warrant Four [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Feb. 24, 2024	Feb. 24, 2024
Number of warrants, outstanding | shares	1,058,227	1,058,227	1,058,227	1,058,227
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 5 months 23 days	2 years 5 months 23 days
Equity Warrant Five [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Aug. 19, 2024	Aug. 19, 2024
Number of warrants, outstanding | shares	49,999	49,999	49,999	49,999
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 11 months 19 days	2 years 11 months 19 days
Equity Warrant Six [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Sep. 15, 2024	Sep. 15, 2024
Number of warrants, outstanding | shares	11,666	11,666	11,666	11,666
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants outstanding, Average remaining contractual life	2 years 14 days	3 years 14 days
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,736,296	3,736,296	3,736,296	3,736,296
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrant Nine [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date		Aug. 08, 2024
Number of warrants, outstanding | shares		230,800		230,800
Warrants outstanding, Average exercise price				$ 7.50
Warrants outstanding, Average remaining contractual life		2 years 11 months 8 days